Note 52 - Accountant Fees And Services - Auditors Remuneration For Audit Services and Other Services (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditors Remuneration Abstract
Auditors Remuneration For Audit Services	[1]	€ 6,500,000	€ 6,700,000	€ 6,800,000
Auditors Remuneration For Other Audit Services	[1]	5,500,000	5,900,000	5,000,000
Review Report	[1]	900,000	1,100,000	900,000
Emission Report	[1]	300,000	300,000	400,000
Assurance Remunerations	[1]	800,000	900,000	600,000
Other Auditor Remunerations	[1]	€ 0	€ 0	€ 0

[1]	(*) Services provided by KPMG Auditores, S.L. to companies located in Spain, to the branch of BBVA in New York and to the branch of BBVA in London.